UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07381

T. Rowe Price Health Sciences Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Health Sciences Fund

Investor Class (PRHSX)

This annual shareholder report contains important information about Health Sciences Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund - Investor Class	$90	0.83%

What drove fund performance during the past 12 months?

  The health care sector overcame a steady flow of challenges to performance in the first half of the year—including significant political and regulatory headwinds, as well as elevated health care utilization rates—ultimately posting double-digit returns during the 12-month period. Late in the year, names across the segment were buoyed by several factors, including a series of positive clinical datasets in large indications, robust product launches, heightened merger and acquisition activity, and optimism around monetary policy. In addition, the outlooks for a broad swath of pharmaceutical companies improved due to increased clarity on U.S. drug pricing reform.

  From an absolute perspective, the leading contributor to performance was the fund’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from continued strong demand and improving visibility into access and pricing dynamics for its portfolio of incretin medicines, as well as positive commentary from management regarding the upcoming launch of the company’s oral obesity treatment.

  Conversely, the leading detractor from absolute performance was UnitedHealth Group. Shares of the managed care company traded lower in response to multiple negative developments throughout the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	8,784	10,097	9,295
2016	9,156	10,362	9,856
2016	9,418	10,818	10,092
2016	8,965	11,274	9,667
2017	9,974	11,921	10,527
2017	10,718	12,280	11,292
2017	11,284	12,842	11,716
2017	11,471	13,656	11,903
2018	11,626	13,568	11,867
2018	12,360	14,095	12,397
2018	13,791	15,099	14,084
2018	11,611	12,940	12,573
2019	13,412	14,757	13,663
2019	13,644	15,361	13,859
2019	12,599	15,540	13,359
2019	14,991	16,954	15,353
2020	12,979	13,410	13,375
2020	16,028	16,364	15,632
2020	17,125	17,871	16,645
2020	19,507	20,495	18,322
2021	19,452	21,796	18,714
2021	21,362	23,592	20,241
2021	21,642	23,568	20,275
2021	22,096	25,754	21,730
2022	20,198	24,395	20,740
2022	18,200	20,321	19,200
2022	17,829	19,413	18,293
2022	19,402	20,808	20,404
2023	18,955	22,302	19,737
2023	19,607	24,172	20,416
2023	18,540	23,386	19,624
2023	19,999	26,209	20,990
2024	21,589	28,835	22,778
2024	21,587	29,762	22,546
2024	22,861	31,616	24,066
2024	20,363	32,448	21,719
2025	20,355	30,916	22,560
2025	19,774	34,314	21,163
2025	20,762	37,120	22,231
2025	23,970	38,012	24,881

202501-4140694, 202601-5112383

F114-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Health Sciences Fund (Investor Class)	17.72%	4.21%	9.14%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 3000 Health Care Index (Strategy Benchmark)	14.56	6.31	9.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$12,069,258
  Number of Portfolio Holdings281
  Investment Advisory Fees Paid (000s)$75,074
  Portfolio Turnover Rate61.6%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	32.7%
Major Pharmaceuticals	21.1
Implants	10.5
Life Sciences	8.6
Other Products & Devices	7.2
Payors	5.5
Major Biotechnology	5.4
Providers	3.0
Distribution	2.3
Other	3.7

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.4%
Intuitive Surgical	4.5
Thermo Fisher Scientific	4.3
Argenx	3.9
Stryker	3.5
UnitedHealth Group	3.3
AstraZeneca	2.8
AbbVie	2.8
Danaher	2.7
Regeneron Pharmaceuticals	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Health Sciences Fund

Investor Class (PRHSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Health Sciences Fund

I Class (THISX)

This annual shareholder report contains important information about Health Sciences Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund - I Class	$74	0.68%

What drove fund performance during the past 12 months?

  The health care sector overcame a steady flow of challenges to performance in the first half of the year—including significant political and regulatory headwinds, as well as elevated health care utilization rates—ultimately posting double-digit returns during the 12-month period. Late in the year, names across the segment were buoyed by several factors, including a series of positive clinical datasets in large indications, robust product launches, heightened merger and acquisition activity, and optimism around monetary policy. In addition, the outlooks for a broad swath of pharmaceutical companies improved due to increased clarity on U.S. drug pricing reform.

  From an absolute perspective, the leading contributor to performance was the fund’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from continued strong demand and improving visibility into access and pricing dynamics for its portfolio of incretin medicines, as well as positive commentary from management regarding the upcoming launch of the company’s oral obesity treatment.

  Conversely, the leading detractor from absolute performance was UnitedHealth Group. Shares of the managed care company traded lower in response to multiple negative developments throughout the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
3/31/16	507,211	507,328	505,178
6/30/16	528,761	520,674	535,673
9/30/16	544,021	543,571	548,511
12/31/16	518,067	566,452	525,362
3/31/17	576,565	598,985	572,115
6/30/17	619,628	617,048	613,705
9/30/17	652,604	645,255	636,728
12/31/17	663,586	686,147	646,883
3/31/18	672,737	681,725	644,958
6/30/18	715,473	708,236	673,751
9/30/18	798,491	758,690	765,426
12/31/18	672,527	650,181	683,315
3/31/19	777,020	741,489	742,590
6/30/19	790,771	771,853	753,226
9/30/19	730,344	780,826	726,026
12/31/19	869,212	851,861	834,395
3/31/20	752,848	673,824	726,892
6/30/20	929,850	822,251	849,564
9/30/20	993,797	897,960	904,606
12/31/20	1,132,358	1,029,795	995,772
3/31/21	1,129,495	1,095,156	1,017,066
6/30/21	1,240,589	1,185,394	1,100,068
9/30/21	1,257,310	1,184,189	1,101,924
12/31/21	1,284,061	1,294,052	1,180,982
3/31/22	1,174,104	1,225,746	1,127,171
6/30/22	1,058,347	1,021,033	1,043,471
9/30/22	1,036,998	975,447	994,211
12/31/22	1,128,923	1,045,505	1,108,953
3/31/23	1,103,309	1,120,575	1,072,668
6/30/23	1,141,605	1,214,555	1,109,579
9/30/23	1,079,829	1,175,036	1,066,532
12/31/23	1,165,258	1,316,884	1,140,748
3/31/24	1,258,219	1,448,828	1,237,947
6/30/24	1,258,484	1,495,422	1,225,346
9/30/24	1,333,197	1,588,574	1,307,937
12/31/24	1,187,838	1,630,405	1,180,389
3/31/25	1,187,838	1,553,419	1,226,083
6/30/25	1,154,309	1,724,159	1,150,173
9/30/25	1,212,575	1,865,129	1,208,226
12/31/25	1,400,294	1,909,945	1,352,258

202501-4140694, 202601-5112383

F216-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Health Sciences Fund (I Class)	17.89%	4.34%	11.11%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.69
Russell 3000 Health Care Index (Strategy Benchmark)	14.56	6.31	10.71

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$12,069,258
  Number of Portfolio Holdings281
  Investment Advisory Fees Paid (000s)$75,074
  Portfolio Turnover Rate61.6%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	32.7%
Major Pharmaceuticals	21.1
Implants	10.5
Life Sciences	8.6
Other Products & Devices	7.2
Payors	5.5
Major Biotechnology	5.4
Providers	3.0
Distribution	2.3
Other	3.7

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.4%
Intuitive Surgical	4.5
Thermo Fisher Scientific	4.3
Argenx	3.9
Stryker	3.5
UnitedHealth Group	3.3
AstraZeneca	2.8
AbbVie	2.8
Danaher	2.7
Regeneron Pharmaceuticals	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Health Sciences Fund

I Class (THISX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHSX Health Sciences Fund
THISX Health Sciences Fund–
.
I Class

T. ROWE PRICE Health Sciences Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 79 .53 $ 87 .90 $ 89 .82 $ 104 .08 $ 98 .85
Investment activities
Net investment loss
(1)(2)
( 0 .13 ) ( 0 .11 ) ( 0 .08 ) ( 0 .09 ) ( 0 .22 )
Net realized and unrealized
gain/loss 14 .24 1 .99 2 .74 ( 12 .58 ) 13 .21
Total from investment
activities 14 .11 1 .88 2 .66 ( 12 .67 ) 12 .99
Distributions
Net investment income ( 0 .11 ) ( 0 .01 ) — — —
Net realized gain ( 9 .99 ) ( 10 .24 ) ( 4 .58 ) ( 1 .59 ) ( 7 .76 )
Total distributions ( 10 .10 ) ( 10 .25 ) ( 4 .58 ) ( 1 .59 ) ( 7 .76 )
NET ASSET VALUE
End of period $ 83 .54 $ 79 .53 $ 87 .90 $ 89 .82 $ 104 .08
Ratios/Supplemental Data
Total return
(2)(3)
17 .72% 1 .82% 3 .08% ( 12 .19 ) % 13 .27%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .83% 0 .80% 0 .80% 0 .80% 0 .75%
Net expenses after waivers/
payments by Price Associates 0 .83% 0 .80% 0 .80% 0 .80% 0 .75%
Net investment loss ( 0 .16 ) % ( 0 .12 ) % ( 0 .09 ) % ( 0 .10 ) % ( 0 .21 ) %
Portfolio turnover rate 61 .6% 52 .4% 48 .4% 28 .8% 33 .8%
Net assets, end of period (in
millions) $6,851 $7,727 $9,105 $10,235 $17,213
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Health Sciences Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 79 .71 $ 88 .12 $ 89 .91 $ 104 .05 $ 98 .87
Investment activities
Net investment income
(loss)
(1)(2)
( 0 .01 ) 0 .01 0 .04 0 .05 ( 0 .11 )
Net realized and unrealized
gain/loss 14 .29 1 .98 2 .75 ( 12 .60 ) 13 .22
Total from investment
activities 14 .28 1 .99 2 .79 ( 12 .55 ) 13 .11
Distributions
Net investment income ( 0 .27 ) ( 0 .16 ) — — —
Net realized gain ( 9 .99 ) ( 10 .24 ) ( 4 .58 ) ( 1 .59 ) ( 7 .93 )
Total distributions ( 10 .26 ) ( 10 .40 ) ( 4 .58 ) ( 1 .59 ) ( 7 .93 )
NET ASSET VALUE
End of period $ 83 .73 $ 79 .71 $ 88 .12 $ 89 .91 $ 104 .05
Ratios/Supplemental Data
Total return
(2)(3)
17 .89% 1 .94% 3 .22% ( 12 .08 ) % 13 .40%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .68% 0 .67% 0 .67% 0 .67% 0 .65%
Net expenses after waivers/
payments by Price Associates 0 .68% 0 .67% 0 .67% 0 .67% 0 .65%
Net investment income (loss) ( 0 .02 ) % 0 .01% 0 .04% 0 .05% ( 0 .10 ) %
Portfolio turnover rate 61 .6% 52 .4% 48 .4% 28 .8% 33 .8%
Net assets, end of period (in
millions) $5,218 $5,287 $5,607 $5,938 $2,295
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Health Sciences Fund
December 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.6%
BIOTECHNOLOGY  33.5%
International-Biotechnology  0.1%
Ideaya Biosciences (1) 264,685 9,150
9,150
Major Biotechnology  5.4%
Alkermes (1) 279,307 7,815
Celldex Therapeutics (1) 359,422 9,762
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 —
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 —
Gilead Sciences  2,131,780 261,655
Neurocrine Biosciences (1) 222,974 31,624
Royalty Pharma, Class A  710,236 27,443
United Therapeutics (1) 229,995 112,065
Vertex Pharmaceuticals (1) 443,695 201,154
651,518
Other Biotechnology  28.0%
Abivax, ADR (1) 386,162 52,076
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12 (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 —
Affinivax Next Gen. Prod. Milestone Event, Acquisition Date:
9/12/22, Cost $3,454 (1)(2)(3) 7,349,672 —
Agios Pharmaceuticals (1) 346,220 9,424
Allogene Therapeutics (1) 2,147,980 2,943
Alnylam Pharmaceuticals (1) 690,581 274,609
Annexon (1) 204,248 1,025
Apogee Therapeutics (1) 637,936 48,151
Arcellx (1) 381,990 24,906
Ascendis Pharma, ADR (1) 707,119 150,786
Aura Biosciences (1) 255,721 1,394
Beam Therapeutics (1) 1,101,691 30,539
BeOne Medicines, ADR (1) 83,096 25,245
BeOne Medicines, Class H (HKD) (1) 6,617,296 152,305
Bicara Therapeutics (1) 826,367 13,908
Bicycle Therapeutics, ADR (1) 854,795 6,052
Biohaven (1) 775,801 8,759
BridgeBio Oncology Therapeutics (1) 623,141 7,802
Bridgebio Pharma (1) 866,177 66,254

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cabaletta, Warrants, 9/20/26, Acquisition Date: 6/11/25,
Cost $— (1)(3) 1,694,355 —
Cabaletta Bio (1) 931,483 2,040
Centessa Pharmaceuticals, ADR (1) 2,194,434 54,883
CG oncology (1) 1,001,152 41,568
Climb Bio (1) 1,494,439 5,978
Crescent Biopharma (1) 255,639 3,032
Crinetics Pharmaceuticals (1) 1,171,967 54,555
Cytokinetics (1) 833,722 52,975
Denali Therapeutics (1) 1,027,763 16,968
Disc Medicine (1) 394,643 31,339
Entrada Therapeutics (1) 171,368 1,762
Generation Bio (1) 111,481 633
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Immunocore Holdings, ADR (1) 743,926 25,822
Immunome (1) 2,171,072 46,635
Incyte (1) 566,083 55,912
Insmed (1) 1,292,574 224,960
Ionis Pharmaceuticals (1) 1,019,711 80,669
Iovance Biotherapeutics (1) 575,611 1,571
Janux Therapeutics (1) 72,899 1,006
Krystal Biotech (1) 318,084 78,420
Kymera Therapeutics (1) 1,234,213 96,034
Kyverna Therapeutics (1) 1,320,654 12,414
MBX Biosciences (1) 615,715 19,420
Monte Rosa Therapeutics (1) 1,186,156 18,599
MoonLake Immunotherapeutics (1) 742,022 9,780
Natera (1) 566,806 129,850
Nuvalent, Class A (1) 544,976 54,819
Odyssey Therapeutics, Warrants, 6/16/32, Acquisition Date:
6/16/25, Cost $— (1)(2)(3) 133,346 —
ORIC Pharmaceuticals (1) 940,154 7,690
Oruka Therapeutics (1) 462,775 14,027

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pharvaris (1) 722,194 20,041
Praxis Precision Medicines (1) 227,181 66,959
Prelude Therapeutics (1) 516,220 1,497
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $704 (1)(2)(3) 704,486 669
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $2 (1)(2)(3) 2,348 —
Protagonist Therapeutics (1) 955,194 83,427
Rapport Therapeutics (1) 643,434 19,522
Regeneron Pharmaceuticals  399,214 308,141
Relay Therapeutics (1) 1,104,939 9,348
Repligen (1) 199,643 32,713
Replimune Group (1) 1,470,920 14,297
Revolution Medicines (1) 1,431,908 114,051
Revolution Medicines, Warrants, 11/14/28 (1) 198,505 187
Rhythm Pharmaceuticals (1) 309,295 33,107
Ring Therapeutics, Acquisition Date: 4/12/21 - 10/7/22,
Cost $13,418 (1)(2)(3) 291,704 1,342
Rocket Pharmaceuticals (1) 537,262 1,886
Roivant Sciences (1) 3,315,138 71,938
Scholar Rock Holding (1) 1,673,013 73,696
Sensorion (EUR) (1) 10,026,597 3,953
Sionna Therapeutics (1) 633,011 26,042
Soleno Therapeutics (1) 112,291 5,199
Spyre Therapeutics (1) 896,465 29,368
Structure Therapeutics, ADR (1) 1,053,266 73,255
Summit Therapeutics (1) 7,286,202 127,436
Tarsus Pharmaceuticals (1) 374,184 30,638
Tenax Therapeutics, Warrants, 8/29/29, Acquisition Date:
8/6/24, Cost $— (1)(3)(4) 1,103,045 2,906
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (1)(2)(3) 44,917 327
Ultragenyx Pharmaceutical (1) 452,583 10,409
UroGen Pharma (1) 459,055 10,751
Vaxcyte (1) 455,345 21,010
Vera Therapeutics (1) 1,968,700 99,695
Viridian Therapeutics (1) 630,615 19,625
Voyager Therapeutics (1) 273,538 1,075
WaVe Life Sciences (1) 1,529,350 25,999
Xencor (1) 437,762 6,702
Zai Lab, ADR (1) 455,856 8,041
3,374,803
Total Biotechnology 4,035,471

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER NONDURABLES  0.2%
Pharmaceuticals  0.2%
Tenax Therapeutics, Warrants, Acquisition Date: 8/6/24,
Cost $6,266 (1)(3)(4) 2,095,785 24,256
Total Consumer Nondurables 24,256
LIFE SCIENCES  7.7%
Life Sciences  7.7%
Bio-Techne  384,090 22,588
Chromacode, Acquisition Date: 2/28/22, Cost $4,393 (1)(2)(3) 626 3
Danaher  1,438,619 329,329
Ginkgo Bioworks Holdings (1) 25,388 211
Revvity  295,443 28,584
SomaLogic, Warrants, 8/31/26 (1) 90,179 —
Thermo Fisher Scientific  890,534 516,020
Waters (1) 78,891 29,965
Total Life Sciences 926,700
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 258,756 1,074
Total Miscellaneous 1,074
PHARMACEUTICALS  20.6%
Major Pharmaceuticals  20.3%
AbbVie  1,454,646 332,372
AstraZeneca, ADR  3,719,491 341,933
Chugai Pharmaceutical (JPY)  1,076,100 56,454
Eli Lilly  1,391,823 1,495,764
Merck  2,083,252 219,283
UCB (EUR)  13,964 3,891
2,449,697
Specialty Pharmaceuticals  0.3%
Blue Marlin Therapeutics, Acquisition Date: 12/18/25,
Cost $— (1)(2)(3) 1,803 —
Madrigal Pharmaceuticals (1) 62,028 36,122
Mirum Pharmaceuticals PIPE, Acquisition Date: 12/8/25,
Cost $4,924 (1)(3)(5) 71,899 5,111
41,233
Total Pharmaceuticals 2,490,930

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRODUCTS & DEVICES  16.9%
Capital Equipment  0.1%
PROCEPT BioRobotics (1) 360,472 11,340
11,340
Implants  10.2%
Boston Scientific (1) 2,028,190 193,388
Edwards Lifesciences (1) 558,468 47,609
Intuitive Surgical (1) 955,225 541,001
Sonova Holding (CHF)  88,044 22,774
Stryker  1,208,979 424,920
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 3,748
1,233,440
Other Products & Devices  6.6%
Argenx, ADR (1) 556,828 468,265
Celcuity (1) 575,794 57,430
IDEXX Laboratories (1) 132,942 89,939
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)
(2)(3) 8,397,988 2,603
Penumbra (1) 536,111 166,682
Saluda Medical, CDI (AUD) (1) 3,958,452 3,765
Saluda Medical, CDI, Acquisition Date: 1/20/22 - 11/4/25,
Cost $14,874 (AUD) (1)(3) 3,715,230 3,533
Saluda Medical, Warrants, 3/14/35, Acquisition Date: 1/20/22,
Cost $0 (1)(2)(3) 2 —
792,217
Total Products & Devices 2,036,997
SERVICES  12.1%
Distribution  2.2%
Cardinal Health  327,179 67,235
Cencora  215,573 72,810
CVS Health  1,304,302 103,510
McKesson  30,627 25,123
268,678
Information  0.2%
GeneDx Holdings (1) 146,500 19,054
GeneDx Holdings, Warrants, 7/22/26 (1) 206,747 10
19,064
Other Services  1.4%
Caris Life Sciences (1) 1,916,953 51,719
Guardant Health (1) 1,100,084 112,363

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Perceptive Capital Solutions SPAC/Freenome Holdings PIPE,
(1)(5) 438,178 5,138
PrognomIQ, Class A, Acquisition Date: 11/15/19 - 4/22/25,
Cost $14,562 (1)(2)(3) 606,647 91
169,311
Payors  5.5%
Alignment Healthcare (1) 1,402,808 27,705
Centene (1) 570,183 23,463
Cigna Group  343,518 94,546
Elevance Health  304,760 106,834
Molina Healthcare (1) 92,264 16,012
UnitedHealth Group  1,204,526 397,626
666,186
Providers  2.8%
BrightSpring Health Services (1) 2,533,854 94,893
Encompass Health  154,676 16,417
HCA Healthcare  236,913 110,605
Tenet Healthcare (1) 593,568 117,954
339,869
Total Services 1,463,108
Total Miscellaneous Common Stocks  4.6% (6) 557,056
Total Common Stocks (Cost $5,227,971) 11,535,592
CONVERTIBLE BONDS  0.1%
BIOTECHNOLOGY  0.1%
Other Biotechnology  0.1%
Delfi Diagnostics, 0.00%, 1/29/27, Acquisition Date: 12/1/25,
Cost $1,732 (1)(2)(3) 1,732,158 1,732
Immunocore Holdings, 2.50%, 2/1/30  15,469,000 13,997
Total Biotechnology 15,729
PRODUCTS & DEVICES  0.0%
Capital Equipment  0.0%
RefleXion Medical, 0.00%, 7/24/26, Acquisition Date: 7/28/25,
Cost $239 (1)(2)(3) 239,698 379
RefleXion Medical, 15.00%, 7/11/26, Acquisition Date: 8/13/25,
Cost $240 (2)(3) 239,698 376

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RefleXion Medical, 15.00%, 7/11/26, Acquisition Date: 8/27/25,
Cost $240 (2)(3) 239,698 374
Total Products & Devices 1,129
Total Convertible Bonds (Cost $17,920) 16,858
CONVERTIBLE PREFERRED STOCKS  4.1%
BIOTECHNOLOGY  2.5%
Other Biotechnology  2.5%
Aktis Oncology, Series B, Acquisition Date: 9/20/24,
Cost $11,031 (1)(2)(3) 2,757,866 11,031
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 2,834
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $13,459 (1)(2)(3) 724,394 13,459
Avalyn Pharma, Series C-1, Acquisition Date: 9/22/23,
Cost $6,178 (1)(2)(3) 8,436,161 6,718
Avalyn Pharma, Series D, Acquisition Date: 4/25/25,
Cost $1,327 (1)(2)(3) 1,666,360 1,327
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $16,506 (1)(2)(3)(4) 2,529,000 31,006
Bluejay Therapeutics, Series C-1, Acquisition Date: 5/1/24,
Cost $1,135 (1)(2)(3)(4) 173,971 2,133
Chroma Medicine, Series I, Acquisition Date: 10/12/21 -
12/4/24, Cost $17,211 (1)(2)(3) 7,683,800 7,684
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21 - 4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 13,399
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 7,246
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $13,496 (1)(2)(3) 762,996 4,459
Eikon Therapeutics, Series B-1, Acquisition Date: 12/3/21 -
2/14/25, Cost $4,525 (1)(2)(3) 774,266 4,525
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $3,382 (1)(2)(3) 157,292 919
Eikon Therapeutics, Series C-1, Acquisition Date: 5/18/23 -
2/14/25, Cost $881 (1)(2)(3) 150,661 881
Eikon Therapeutics, Series D, Acquisition Date: 2/14/25,
Cost $5,406 (1)(2)(3) 924,929 5,406
Endeavor Bio, Series B, Acquisition Date: 1/21/22,
Cost $8,808 (1)(2)(3) 1,867,734 12,186
Endeavor Bio, Series C, Acquisition Date: 4/22/24,
Cost $3,195 (1)(2)(3) 489,761 3,195
FOG Pharma, Series C, Acquisition Date: 1/11/21 - 8/2/21,
Cost $6,251 (1)(2)(3) 431,391 3,650

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FOG Pharma, Series D, Acquisition Date: 11/17/22,
Cost $6,622 (1)(2)(3) 615,203 4,503
FOG Pharma, Series E, Acquisition Date: 2/29/24 - 1/22/25,
Cost $3,881 (1)(2)(3) 623,217 3,869
Generate Bio, Series B, Acquisition Date: 9/2/21,
Cost $22,096 (1)(2)(3) 1,864,632 22,096
Generate Bio, Series C, Acquisition Date: 5/9/23,
Cost $4,412 (1)(2)(3) 372,360 4,412
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $10,152 (1)(2)(3) 1,987,585 10,152
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)
(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)
(3) 588,382 10,762
Kailera Therapeutics, Series B, Acquisition Date: 10/31/25,
Cost $8,774 (1)(2)(3) 626,703 8,774
Kartos Therapeutics, Series C, Acquisition Date: 8/22/23,
Cost $10,593 (1)(2)(3) 1,873,841 10,593
Kartos Therapeutics, Series D, Acquisition Date: 2/26/25,
Cost $2,904 (1)(2)(3) 513,724 2,904
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)
(2)(3) 1,169,887 1,685
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $8,821 (1)(2)(3) 4,647,794 8,821
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 1,763
Odyssey Therapeutics, Series C, Acquisition Date: 10/25/23,
Cost $530 (1)(2)(3) 105,905 159
Odyssey Therapeutics, Series D, Acquisition Date: 6/16/25,
Cost $669 (1)(2)(3) 444,487 669
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 674,174 3,492
Tessera Therapeutics, Series D, Acquisition Date: 3/7/25,
Cost $1,979 (1)(2)(3) 381,989 1,979
Third Arc Bio, Series A, Acquisition Date: 7/16/24 - 4/24/25,
Cost $8,825 (1)(2)(3) 4,194,043 8,825
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $18,552 (1)(2)(3) 2,370,150 17,271
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $23,629 (1)(2)(3) 2,744,291 19,998

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $2,578 (1)(2)(3) 299,448 2,182
Total Biotechnology 303,584
CONSUMER NONDURABLES  0.1%
Biotechnology  0.0%
Arbor Bio, Series C, Acquisition Date: 10/21/24, Cost $1,324 (1)
(2)(3) 322,096 1,714
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 —
1,714
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364 (1)
(2)(3) 853,213 1,553
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658 (1)
(2)(3) 906,656 1,650
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 5,698
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 5,914
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,414 (1)(2)(3) 44,149 1,810
16,625
Total Consumer Nondurables 18,339
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series B, Acquisition Date: 10/18/24,
Cost $11,030 (1)(2)(3) 2,322,209 11,030
Total Financial 11,030
LIFE SCIENCES  0.6%
Life Sciences  0.6%
Cellanome, Series A, Acquisition Date: 12/30/21,
Cost $11,023 (1)(2)(3) 1,993,387 17,342
Chromacode, Series AA, Acquisition Date: 5/22/25,
Cost $178 (1)(2)(3) 36,845 178
Clear Labs, Series C, Acquisition Date: 5/13/21,
Cost $13,294 (1)(2)(3) 3,830,773 12,120
Clear Labs, Series D, Acquisition Date: 12/12/24,
Cost $1,183 (1)(2)(3) 379,601 1,183
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 3,517
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 5,908

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 1,561
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 1,562
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 2,670
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $12,829 (1)(2)(3) 1,223,104 3,669
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 19,362
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957 (1)(2)(3) 426,855 6,860
Total Life Sciences 75,932
PRODUCTS & DEVICES  0.5%
Capital Equipment  0.0%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 1,028
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 517
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 1,058
Reflexion Medical, Series F, Acquisition Date: 11/13/23,
Cost $2,690 (1)(2)(3) 1,794,104 646
3,249
Implants  0.3%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,574 (1)(2)(3) 8,849,057 7,249
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3) 12,320,393 10,194
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $5,850 (1)
(2)(3) 12,050,573 7,799
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $4,393 (1)
(2)(3) 6,786,958 4,393
29,635
Other Products & Devices  0.2%
Galvanize Therapeutics, Series C, Acquisition Date: 7/7/25,
Cost $4,218 (1)(2)(3)(4) 7,962,282 4,219
Galvanize Therapeutics, Series C-1, Acquisition Date: 7/7/25,
Cost $2,659 (1)(2)(3)(4) 7,721,685 4,091
Galvanize Therapeutics, Series C-2, Acquisition Date: 7/7/25,
Cost $8,988 (1)(2)(3)(4) 26,100,000 13,828
22,138
Total Products & Devices 55,022

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SERVICES  0.3%
Information  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)
(3) 586,029 10,285
10,285
Other Services  0.1%
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,103 (1)(3) 1,558,570 5,404
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(3) 928,231 3,219
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(3) 526,504 1,826
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $1,322 (1)(3) 178,707 620
11,069
Providers  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 4,196
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 2,808
7,004
Total Services 28,358
Total Convertible Preferred Stocks (Cost $637,109) 492,265
PREFERRED STOCKS  0.2%
LIFE SCIENCES  0.2%
Life Sciences  0.2%
Sartorius (EUR)  94,120 27,103
Total Life Sciences 27,103
Total Preferred Stocks (Cost $16,221) 27,103
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.77% (4)(7) 16,957,277 16,957
Total Short-Term Investments (Cost $16,957) 16,957
Total Investments in Securities
100.2% of Net Assets
(Cost $5,916,178) $ 12,088,775

T. ROWE PRICE Health Sciences Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $539,727 and represents 4.5% of net assets.
(4) Affiliated Companies
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at December 31, 2025, were $9,306 and were valued at
$10,249 (0.1% of net assets).
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Bluejay Therapeutics, Series C  $ — $ 14,500 $ —
Bluejay Therapeutics, Series C-1  — 998 —
Chroma Medicine, Series I  — — —
Galvanize Therapeutics, Series C  — 1 —
Galvanize Therapeutics, Series C-1  — 1,432 —
Galvanize Therapeutics, Series C-2  — 4,840 —
Kardium, Series D-5  — (273) —
Kardium, Series D-6  — (278) —
Kardium, Series D-7  — 1,949 —
Kardium, Series D-8  — — —
Tenax Therapeutics, Warrants  — 11,945 —
Tenax Therapeutics, Warrants, 8/29/29  — 1,638 —
Third Arc Bio, Series A  — — —
T. Rowe Price Government Reserve Fund,
3.77% — — 1,769
Affiliates not held at period end 40,951 — 209
Totals $ 40,951# $ 36,752 $ 1,978+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
Bluejay Therapeutics, Series
C  $ 16,506 $ — $ — $ 31,006
Bluejay Therapeutics, Series
C-1  1,135 — — 2,133
Chroma Medicine, Series I  7,684 — — *
Galvanize Therapeutics,
Series C  — 4,218 — 4,219
Galvanize Therapeutics,
Series C-1  — 2,659 — 4,091
Galvanize Therapeutics,
Series C-2  — 8,988 — 13,828
Kardium, 10.00%, 12/31/26  5,292 — 5,292 —
Kardium, Series D-5  7,522 — — *
Kardium, Series D-6  10,472 — — *
Kardium, Series D-7  — 5,850 — *
Kardium, Series D-8  — 4,393 — *
Metsera ^^ 13,241 47,904 61,145 —
Tenax Therapeutics, Warrants  12,311 — — 24,256
Tenax Therapeutics, Warrants,
8/29/29  1,268 — — 2,906
Third Arc Bio, Series A  * 4,413 — *
T. Rowe Price Government
Reserve Fund, 3.77% 5,859  ¤  ¤ 16,957
Total $ 99,396^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+
Investment income comprised
$1,978
of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $56,729.
^^ Includes previously reported affiliates Metsera, Series B acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $5,916,178) $ 12,088,775
Dividends and interest receivable 4,346
Receivable for shares sold 3,330
Receivable for investment securities sold 1,231
Foreign currency (cost $1) 1
Other assets 5,350
Total assets 12,103,033
Liabilities
Payable for investment securities purchased 13,034
Payable for shares redeemed 12,187
Investment management fees payable 6,581
Due to affiliates 730
Payable to directors 8
Other liabilities 1,235
Total liabilities 33,775
NET ASSETS $ 12,069,258
Net Assets Consist of:
Total distributable earnings (loss) $ 6,506,618
Paid-in capital applicable to 144,325,281 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 5,562,640
NET ASSETS $ 12,069,258
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $6,851,059; Shares outstanding: 82,007,253) $ 83.54
I Class
(Net assets: $5,218,199; Shares outstanding: 62,318,028) $ 83.73

T. ROWE PRICE Health Sciences Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,504) $ 76,997
.
  Interest 1,838
Other 23
Total income 78,858
Expenses
Investment management 75,074
Shareholder servicing
Investor Class $ 12,069
I Class 1,663 13,732
Prospectus and shareholder reports
Investor Class 153
I Class 37 190
Custody and accounting 476
Legal and audit 173
Registration 94
Directors 37
Miscellaneous 933
Total expenses 90,709
Net investment loss (11,851)

T. ROWE PRICE Health Sciences Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,783,496
Foreign currency transactions 65
Net realized gain 1,783,561
Change in net unrealized gain / loss
Securities 96,117
Other assets and liabilities denominated in foreign currencies 572
Change in net unrealized gain / loss 96,689
Net realized and unrealized gain / loss 1,880,250
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,868,399

T. ROWE PRICE Health Sciences Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (11,851) $ (10,239)
Net realized gain 1,783,561 1,559,478
Change in net unrealized gain / loss 96,689 (1,182,220)
Increase in net assets from operations 1,868,399 367,019
Distributions to shareholders
Net earnings
Investor Class (752,368) (909,837)
I Class (580,887) (626,783)
Decrease in net assets from distributions (1,333,255) (1,536,620)
Capital share transactions
*
Shares sold
Investor Class 415,427 598,708
I Class 340,964 562,868
Distributions reinvested
Investor Class 720,438 872,456
I Class 533,563 580,810
Shares redeemed
Investor Class (2,322,145) (2,175,504)
I Class (1,168,124) (967,406)
Decrease in net assets from capital share
transactions (1,479,877) (528,068)
Net Assets
Decrease during period (944,733) (1,697,669)
Beginning of period 13,013,991 14,711,660
End of period $ 12,069,258 $ 13,013,991
*Share information (000s)
Shares sold
Investor Class 5,112 6,383
I Class 4,142 6,002
Distributions reinvested
Investor Class 8,604 10,670
I Class 6,358 7,087
Shares redeemed
Investor Class (28,872) (23,471)
I Class (14,509) (10,393)
Decrease in shares outstanding (19,165) (3,722)

T. ROWE PRICE Health Sciences Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Health Sciences Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation. The fund has two classes of shares: the Health Sciences Fund,
Inc. (Investor Class) and the Health Sciences Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE Health Sciences Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Health Sciences Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Health Sciences Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Health Sciences Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,242,711 $ 284,086 $ 8,795 $ 11,535,592
Convertible Bonds — 13,997 2,861 16,858
Convertible Preferred Stocks — 11,069 481,196 492,265
Preferred Stocks — 27,103 — 27,103
Short-Term Investments 16,957 — — 16,957
Total $ 11,259,668 $ 336,255 $ 492,852 $ 12,088,775

T. ROWE PRICE Health Sciences Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2025, totaled $(107,439,000) for the year ended December 31, 2025. During the year, transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
12/31/25
Investment in
Securities
Common Stocks $ 23,959 $ (32,987) $ 17,823 $ — $ — $ 8,795
Convertible Bonds 15,871 2,036 2,451 (17,497) — 2,861
Convertible
Preferred Stocks 580,500 (64,394) 82,427 (106,268) (11,069) 481,196
Total $ 620,330 $ (95,345) $ 102,701 $ (123,765) $ (11,069) $ 492,852

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 8,795 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
13% Decrease
Discount for
dilution
15% 15% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.0x 2.0x Increase
Enterprise
value to gross
profit multiple
4.9x 4.9x Increase
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bonds
$ 2,861 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Convertible
Preferred
Stocks
$ 481,196 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
50% 50% Decrease

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
– 55%
33% Increase
Enterprise
value to sales
multiple
1.1x
– 11.6x
5.7x Increase
Sales growth
rate
0%
- 127%
65% Increase
Enterprise
value to gross
profit multiple
4.3x
– 6.1x
4.8x Increase
Enterprise
value to
EBITDA
multiple
19.6x 19.6x Increase
Cost of capital 25%
- 45%
36% Decrease
Discount
for lack of
recoverability
—# —# —#
Discount to
public company
multiples
46% 46% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

T. ROWE PRICE Health Sciences Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $7,348,500,000 and
$10,174,325,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/
tax adjustments relate primarily to the current net operating loss, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 23,004 $ 10,334
Long-term capital gain 1,310,251 1,526,286
Total distributions $ 1,333,255 $ 1,536,620

T. ROWE PRICE Health Sciences Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that
($000s)
Cost of investments $ 5,996,756
Unrealized appreciation $ 6,577,104
Unrealized depreciation (484,467)
Net unrealized appreciation (depreciation) $ 6,092,637
($000s)
Undistributed long-term capital gain $ 427,711
Net unrealized appreciation (depreciation) 6,092,637
Loss carryforwards and deferrals (13,730)
Total distributable earnings (loss) $ 6,506,618

T. ROWE PRICE Health Sciences Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2025, the effective annual group fee rate was 0.28%. Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion.
Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the year ended December 31, 2025.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE Health Sciences Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $125,000 for Price Associates; $6,569,000 for T. Rowe Price Services, Inc.; and $401,000
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Health Sciences Fund

for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $25,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $2,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 2% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 191,125 shares of the I Class, representing less than 1% of the I Class's net assets.

T. ROWE PRICE Health Sciences Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly

T. ROWE PRICE Health Sciences Fund

affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Health Sciences Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Health
Sciences Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Health Sciences Fund, Inc. (the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Health Sciences Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Health Sciences Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,399,281,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $74,372,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $60,515,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F114-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026